UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number: 28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            May 12, 2006

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:   $149,684


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Abgenix Corp                            Com       00339B107   18,286   812,700   Sh        Defined      02,03   812,700      0    0
Anteon International Corp               Com       03674E108   21,480   393,700   Sh        Defined      02,03   393,700      0    0
Chiron Corp                             Com       170040109   13,086   285,653   Sh        Defined      02,03   285,653      0    0
Cinergy Corp                            Com       172474108    1,158    25,500   Sh        Defined      02,03    25,500      0    0
Comcast Corp New                     Cl A Spl     20030N200    4,383   167,788   Sh        Defined      02,03   167,788      0    0
Enzon Pharmaceuticals Inc               Com       293904108    7,940   980,233   Sh        Defined      02,03   980,233      0    0
Guidant Corp                            Com       401698105   25,034   320,700   Sh        Defined      02,03   320,700      0    0
IVillage Inc                            Com       46588H105      352    41,800   Sh        Defined      02,03    41,800      0    0
Jefferson Pilot Corp                    Com       475070108   20,861   355,500   Sh        Defined      02,03   355,500      0    0
Maxtor Corp                             Com       577729205    7,462   780,600   Sh        Defined      02,03   780,600      0    0
Nextel Partners Inc                    Cl A       65333F107   18,003   635,700   Sh        Defined      02,03   635,700      0    0
Pixar                                   Com       725811103    6,773   105,600   Sh        Defined      02,03   105,600      0    0
Sears Holdings Corp                     Com       812350106    1,977    15,000   Sh        Defined      02,03    15,000      0    0
Stewart & Stevenson Services Inc        Com       860342104    2,889    79,200   Sh        Defined      02,03    79,200      0    0